Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Line Items]
Total revenues	$ 336,571	$ 376,856	$ 292,156	$ 292,514	$ 252,717	$ 181,831	$ 161,422	$ 171,232	$ 1,298,097	$ 767,202	$ 620,417
Total expenses	331,045	368,615	286,650	284,981	250,757	174,140	153,257	160,937	1,271,291	739,091	594,482
Earnings from equity method investment	17,718	16,289	12,291	11,080	7,140	3,527	3,451	3,453	57,378	17,571	0
Operating income	23,244	24,530	17,797	18,613	9,100	11,218	11,616	13,748	84,184	45,682	25,935
Other (income) expenses, net	8,153	8,010	2,709	2,387	2,058	1,873	2,482	1,754	21,259	8,167
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	15,091	16,520	15,088	16,226	7,042	9,345	9,134	11,994	62,925	37,515	23,954
Less: net income attributable to noncontrolling interests	0	0	4,082	3,676	1,256	0	0	0	7,758	1,256	0
Net income attributable to Rose Rock Midstream, L.P.	$ 15,091	$ 16,520	$ 11,006	$ 12,550	$ 5,786	$ 9,345	$ 9,134	$ 11,994	$ 55,167	$ 36,259	$ 23,954
Common Units [Member]
Quarterly Financial Data [Line Items]
Earnings per limited partner unit, basic	$ 0.34	$ 0.50	$ 0.41	$ 0.45	$ 0.26	$ 0.45	$ 0.44	$ 0.59	$ 1.69	$ 1.66	$ 1.40
Earnings per limited partner unit, diluted	$ 0.34	$ 0.50	$ 0.41	$ 0.45	$ 0.26	$ 0.45	$ 0.44	$ 0.59	$ 1.69	$ 1.66	$ 1.40
Subordinated Units [Member]
Quarterly Financial Data [Line Items]
Earnings per limited partner unit, basic and diluted	$ 0.34	$ 0.50	$ 0.37	$ 0.45	$ 0.24	$ 0.37	$ 0.44	$ 0.57	$ 1.66	$ 1.59	$ 1.40
Common Class A [Member]
Quarterly Financial Data [Line Items]
Earnings per limited partner unit, basic and diluted	$ 0.34	$ (0.07)	$ (0.25)	$ (0.05)	$ (0.38)	$ (0.08)	$ 0.00	$ 0.16	$ 0.06	$ (0.39)	$ 0.00